Global X Uranium ETF (Prospectus Summary) | Global X Uranium ETF
Global X Uranium ETF

Global X Funds

Global X Uranium ETF

(the “Fund”)

Supplement dated September 19, 2013, to the currently effective

Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)

The Fund invests at least 80% of its total assets in the securities of the Solactive Global Uranium Index (the “Index”) and in ADRs and GDRs based on the securities in the Index. On September 18, 2013, Solactive AG (formerly Structured Solutions AG), the sponsor of the Index, announced changes to the Index methodology. Changes to the Index methodology are described more fully below. Index adjustments reflecting the revised methodology will be made after the close of trading on October 2, 2013. As a result of the changes to the Index methodology, the Summary Prospectus, Prospectus and SAI are revised, effective October 2, 2013.

Summary of Index Methodology Changes

The weighting scheme, selection of index components, and selection pool have been revised to not only account for companies that derive a significant percentage of revenues from activities related to the uranium industry, but also companies that generate large absolute revenues from activities related to the uranium industry.

Companies are now ranked by free float market cap, rather than average daily trading volume.

The composition of the Index is now ordinarily adjusted once a year on the last Business Day in July, rather than twice a year. An additional ordinary index adjustment will be made after the close of trading on October 2, 2013.

Summary Prospectus, Prospectus and SAI Changes

As a result of the foregoing, the following changes are made to the Summary Prospectus, Prospectus and SAI:

1.     The following has been added to the Summary of Principal Risks section of the Fund's Summary Prospectus and Prospectus:

Exposure to Non-Uranium Markets Risk: Although the Fund invests a large percentage of its assets in the securities of companies that are active in the exploration and/or mining of uranium, these companies may derive a significant percentage of their profits from other business activities including, for example, physical uranium investments and technologies related to the uranium industry. As a result, the performance of these markets and the profits of these companies from such activities may significantly impact the Fund's performance.

2.    The following discussion regarding the Solactive Global Uranium Index replaces the discussion of the Solactive Global Uranium Index on page 62 of the Prospectus and on page 21 of the SAI:

Solactive Global Uranium Index

The Solactive Global Uranium Index tracks the performance of the largest and most liquid listed companies that are active in some aspect of the uranium mining industry such as mining, refining, exploration, or manufacturing of equipment for the uranium industry. The index may also include companies that do not derive a significant percentage of revenues from activities related to the uranium industry, but generate large absolute revenues from the uranium mining industry (in particular uranium mining, exploration for uranium, physical uranium investments and technologies related to the uranium industry). The index is calculated as a total return index in USD and adjusted annually. The stocks are weighted proportionally according to free-float market capitalization. A specific capping methodology is used at the time of the annual index review to seek to assure compliance with the rules governing the listing of financial products on exchanges in the United States. The index is maintained by Solactive AG.

Principal Risks

Exposure to Non-Uranium Markets Risk: Although the Fund invests a large percentage of its assets in the securities of companies that are active in the exploration and/or mining of uranium, these companies may derive a significant percentage of their profits from other business activities including, for example, physical uranium investments and technologies related to the uranium industry. As a result, the performance of these markets and the profits of these companies from such activities may significantly impact the Fund's performance.

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